Investment securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 346,435	$ 344,419
Unrealized Gross Gain	145	1,152
Unrealized Gross Loss	7,607	11,203
Fair Value	338,973	334,368
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	122,165	183,651
Unrealized Gross Gain	34	133
Unrealized Gross Loss	3,104	5,616
Fair Value	119,095	178,168
Corporate Debt Securities [Member] | Brazil [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	36,575	41,439
Unrealized Gross Gain	0	11
Unrealized Gross Loss	848	778
Fair Value	35,727	40,672
Corporate Debt Securities [Member] | Colombia [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	24,139	44,536
Unrealized Gross Gain	0	65
Unrealized Gross Loss	1,828	1,351
Fair Value	22,311	43,250
Corporate Debt Securities [Member] | Chile [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	12,215	21,807
Unrealized Gross Gain	0	15
Unrealized Gross Loss	201	751
Fair Value	12,014	21,071
Corporate Debt Securities [Member] | Honduras [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	7,325	9,400
Unrealized Gross Gain	0	0
Unrealized Gross Loss	33	136
Fair Value	7,292	9,264
Corporate Debt Securities [Member] | Panama [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,701	7,159
Unrealized Gross Gain	0	0
Unrealized Gross Loss	56	78
Fair Value	4,645	7,081
Corporate Debt Securities [Member] | Peru [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	16,911	29,439
Unrealized Gross Gain	0	42
Unrealized Gross Loss	129	674
Fair Value	16,782	28,807
Corporate Debt Securities [Member] | Venezuela [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	20,299	29,871
Unrealized Gross Gain	34	0
Unrealized Gross Loss	9	1,848
Fair Value	20,324	28,023
Sovereign Debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	224,270	160,768
Unrealized Gross Gain	111	1,019
Unrealized Gross Loss	4,503	5,587
Fair Value	219,878	156,200
Sovereign Debt [Member] | Brazil [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	21,899	32,751
Unrealized Gross Gain	94	936
Unrealized Gross Loss	444	645
Fair Value	21,549	33,042
Sovereign Debt [Member] | Colombia [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	55,415	42,776
Unrealized Gross Gain	1	0
Unrealized Gross Loss	1,239	1,125
Fair Value	54,177	41,651
Sovereign Debt [Member] | Chile [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	11,669	20,772
Unrealized Gross Gain	0	12
Unrealized Gross Loss	398	610
Fair Value	11,271	20,174
Sovereign Debt [Member] | Mexico [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	98,430	35,730
Unrealized Gross Gain	4	0
Unrealized Gross Loss	1,587	2,445
Fair Value	96,847	33,285
Sovereign Debt [Member] | Panama [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	17,692	12,485
Unrealized Gross Gain	10	71
Unrealized Gross Loss	306	553
Fair Value	17,396	12,003
Sovereign Debt [Member] | Peru [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	9,052	11,589
Unrealized Gross Gain	2	0
Unrealized Gross Loss	14	65
Fair Value	9,040	11,524
Sovereign Debt [Member] | TRINIDAD AND TOBAGO
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	10,113	4,665
Unrealized Gross Gain	0	0
Unrealized Gross Loss	515	144
Fair Value	$ 9,598	$ 4,521